Initial Public Offering - Schedule of Reconciliation of Class A Ordinary Shares Reflected in the Condensed Balance Sheets (Detail) - USD ($)			12 Months Ended
	Apr. 13, 2021	Mar. 25, 2021	Dec. 31, 2021
Temporary Equity [Line Items]
Gross Proceeds		$ 350,000,000
Less: Proceeds allocated to Public Warrants	$ (9,000,000)		$ (10,050,000)
Plus: Accretion of carrying value to redemption value			32,263,672
Class A ordinary shares subject to possible redemption			402,500,000
Common Class A [Member]
Temporary Equity [Line Items]
Gross Proceeds			402,500,000
Less: Proceeds allocated to Public Warrants			(10,101,143)
Less: Issuance costs related to Class A ordinary shares			(22,162,529)
Plus: Accretion of carrying value to redemption value			32,263,672
Class A ordinary shares subject to possible redemption			$ 402,500,000